Expense Example	Apr. 30, 2026 USD ($)
U.S. Global Jets ETF | U.S. Global Jets ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
U.S. Global GO GOLD and Precious Metal Miners ETF | U.S. Global GO GOLD and Precious Metal Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
U.S. Global Sea to Sky Cargo ETF | U.S. Global Sea to Sky Cargo ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,523
U.S. Global Technology and Aerospace & Defense ETF | U.S. Global Technology and Aerospace & Defense ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750